Pension And Other Postretirement Employee Benefits (OPEB) Plans (Schedule Of Projected Benefit Obligations And Accumulated Benefit Obligations In Excess Of Plan Assets Fair Value) (Details) - USD ($)
$ in Millions
	Dec. 31, 2014	Dec. 31, 2013
Pension And Other Postretirement Employee Benefits (OPEB) Plans [Abstract]
Projected benefit obligations	$ 3,379	$ 2,857
Accumulated benefit obligations	3,260	2,752
Plan assets	$ 2,454	$ 2,271